Group assets and liabilities - measurement - Valuation approach for level 3 (Details) - At fair value - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Net financial instruments at fair value	£ 368,625	£ 376,066
Percentage at hierarchy level	100.00%	100.00%
Loans
Financial instruments
Financial assets	£ 4,753	£ 4,837
Borrowings attributable to with-profits businesses
Financial instruments
Financial liabilities	1,606	1,887
Other financial liabilities
Financial instruments
Financial liabilities	3,406	3,031
Debt securities
Financial instruments
Financial assets	175,356	171,374
Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Financial instruments
Financial liabilities	11,651	8,889
Derivative liabilities
Financial instruments
Financial liabilities	3,506	2,755
Level 2
Financial instruments
Net financial instruments at fair value	£ 108,128	£ 102,778
Percentage at hierarchy level	29.00%	27.00%
Level 2 | Other financial liabilities
Financial instruments
Financial liabilities	£ 2
Level 2 | Debt securities
Financial instruments
Financial assets	120,511	£ 115,141
Level 2 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Financial instruments
Financial liabilities	3,811	3,640
Level 2 | Derivative liabilities
Financial instruments
Financial liabilities	2,994	2,175
Level 3
Financial instruments
Net financial instruments at fair value	£ 5,301	£ 4,443	£ 4,593
Percentage at hierarchy level	1.00%	1.00%
Level 3 | Loans
Financial instruments
Financial assets	£ 4,753	£ 4,837	2,699
Level 3 | Borrowings attributable to with-profits businesses
Financial instruments
Financial liabilities	1,606	1,887
Level 3 | Other financial liabilities
Financial instruments
Financial liabilities	3,404	3,031	2,851
Level 3 | Debt securities
Financial instruments
Financial assets	1,182	654	942
Level 3 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Financial instruments
Financial liabilities	988	413	883
Level 3 | Derivative liabilities
Financial instruments
Financial liabilities	423	512	£ 516
With-profits | Loans
Financial instruments
Financial assets	1,703	2,023
With-profits | Debt securities
Financial instruments
Financial assets	81,002	75,093
With-profits | Derivative liabilities
Financial instruments
Financial liabilities	1,316	683
With-profits | Level 2 | Debt securities
Financial instruments
Financial assets	48,981	45,602
With-profits | Level 2 | Derivative liabilities
Financial instruments
Financial liabilities	1,231	615
With-profits | Level 3 | Loans
Financial instruments
Financial assets	1,703	2,023
With-profits | Level 3 | Debt securities
Financial instruments
Financial assets	811	348
Non-linked shareholder-backed | Loans
Financial instruments
Financial assets	3,050	2,814
Non-linked shareholder-backed | Debt securities
Financial instruments
Financial assets	79,861	86,062
Non-linked shareholder-backed | Derivative liabilities
Financial instruments
Financial liabilities	2,185	2,071
Non-linked shareholder-backed | Level 2 | Debt securities
Financial instruments
Financial assets	61,803	64,313
Non-linked shareholder-backed | Level 2 | Derivative liabilities
Financial instruments
Financial liabilities	1,760	1,559
Non-linked shareholder-backed | Level 3 | Loans
Financial instruments
Financial assets	3,050	2,814
Non-linked shareholder-backed | Level 3 | Debt securities
Financial instruments
Financial assets	371	306
Non-linked shareholder-backed | Level 3 | Derivative liabilities
Financial instruments
Financial liabilities	423	512
Subsidiary of UK with-profits fund for acquisition of buy-to-let mortgage loans | Level 3 | Loans
Financial instruments
Financial assets	1,702	1,983
Subsidiary of UK with-profits fund for acquisition of buy-to-let mortgage loans | Level 3 | Borrowings attributable to with-profits businesses
Financial instruments
Financial liabilities	1,606	1,887
REALIC of Jacksonville Plans, Inc | Level 3 | Loans
Financial instruments
Financial assets	2,783	2,512
REALIC of Jacksonville Plans, Inc | Level 3 | Other financial liabilities
Financial instruments
Financial liabilities	2,941	2,664
Entity excluding REALIC | Level 3
Financial instruments
Net financial instruments at fair value	5,363	4,499
Internal valuation | Level 2 | Debt securities
Financial instruments
Financial assets	15,425	13,910
Internal valuation | Entity excluding REALIC | Level 3
Financial instruments
Net financial instruments at fair value	£ (298)	£ (117)
Percentage using valuation method	0.10%	0.10%
Internal valuation | Entity excluding REALIC | Level 3 | Lifetime (equity-release) mortgages
Financial instruments
Financial assets	£ 268	£ 302
Financial liabilities	354	385
Internal valuation | Entity excluding REALIC | Level 3 | Debt securities
Financial instruments
Financial assets	582	500
Internal valuation | Entity excluding REALIC | Level 3 | Private equity and venture investments
Financial instruments
Financial assets	512	217
Internal valuation | Entity excluding REALIC | Level 3 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Financial instruments
Financial liabilities	898	403
Internal valuation | Entity excluding REALIC | Level 3 | Derivative liabilities
Financial instruments
Financial liabilities	423	512
Internal valuation | Entity excluding REALIC | Level 3 | Other sundry individual financial investments
Financial instruments
Financial assets	15	164
Internal valuation | Entity excluding REALIC | With-profits | Level 3
Financial instruments
Net financial instruments at fair value	(53)	67
Internal valuation | Entity excluding REALIC | Non-linked shareholder-backed | Level 3
Financial instruments
Net financial instruments at fair value	£ (245)	£ (184)
Reasonably possible decrease in valuation (as a percent)	10.00%	10.00%
Amount of reasonably possible decrease in valuation	£ 24	£ 18